INVENTORIES (Narrative) (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Classes of current inventories [abstract]
Inventory expensed to cost of goods sold	$ 43,720	$ 17,203
Non-cash expense related to the changes in fair value of inventory sold	8,796	10,122
Write downs of inventories recognized cost of sales	$ 0	$ 291